ACCOUNTING RULES AND METHODS - Summary of Information about Geographical Segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenues from external customers	€ 7	€ 54
France
Disclosure of geographical areas [line items]
Revenues from external customers	0	0
United States
Disclosure of geographical areas [line items]
Revenues from external customers	€ 7	€ 54